LEASE - Supplemental Cash Flow Information Related to Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
LEASE
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (248,417)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(116,295)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(302,679)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	708,757
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	333,775
Cash paid for purchase of land use rights	¥ 800,431